Debt Obligations, net (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of debt obligations
As of December 31, 2016 and 2015, the Company's debt obligations were as follows ($ in thousands):

	Carrying Value as of December 31,		Stated Interest Rates		Scheduled Maturity Date
	2016	2015
Secured credit facilities and mortgages:
2015 $250 Million Secured Revolving Credit Facility	$—	$250,000	LIBOR + 2.75%	(1)	March 2018
2016 Senior Secured Credit Facility	498,648	—	LIBOR + 4.50%	(2)	July 2020
Mortgages collateralized by net lease assets	249,987	239,547	3.875% - 7.26%	(3)	Various through 2032
2012 Tranche A-2 Facility	—	339,717	LIBOR + 5.75%	(4)	—
Total secured credit facilities and mortgages	748,635	829,264
Unsecured notes:
5.875% senior notes	—	261,403	5.875%		—
3.875% senior notes	—	265,000	3.875%		—
3.00% senior convertible notes(5)	—	200,000	3.00%		—
1.50% senior convertible notes(6)	—	200,000	1.50%		—
5.85% senior notes	99,722	99,722	5.85%		March 2017
9.00% senior notes	275,000	275,000	9.00%		June 2017
4.00% senior notes(7)	550,000	550,000	4.00%		November 2017
7.125% senior notes	300,000	300,000	7.125%		February 2018
4.875% senior notes(8)	300,000	300,000	4.875%		July 2018
5.00% senior notes(9)	770,000	770,000	5.00%		July 2019
6.50% senior notes(10)	275,000	—	6.50%		July 2021
Total unsecured notes	2,569,722	3,221,125
Other debt obligations:
Trust preferred securities	100,000	100,000	LIBOR + 1.50%		October 2035
Total debt obligations	3,418,357	4,150,389
Debt discounts and deferred financing costs, net	(28,449)	(31,566)
Total debt obligations, net (11)	$3,389,908	$4,118,823
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(1)
The loan bears interest at the Company's election of either (i) a base rate, which is the greater of (a) prime, (b) federal funds plus 0.5% or (c) LIBOR plus 1.0% and subject to a margin ranging from 1.25% to 1.75%, or (ii) LIBOR subject to a margin ranging from 2.25% to 2.75%. At maturity, the Company may convert outstanding borrowings to a one year term loan which matures in quarterly installments through March 2019.

(2)
The loan bears interest at the Company's election of either (i) a base rate, which is the greater of (a) prime, (b) federal funds plus 0.5% or (c) LIBOR plus 1.0% and subject to a margin of 3.5% or (ii) LIBOR subject to a margin of 4.5% with a minimum LIBOR rate of 1.0%.

(3)	As of December 31, 2016 and 2015, includes a loan with a floating rate of LIBOR plus 2.00%. As of December 31, 2016, the weighted average interest rate of these loans is 5.1%.

(4)	The loan had a LIBOR floor of 1.25%.

(5)
The Company's 3.00% senior convertible fixed rate notes due November 2016 ("3.00% Convertible Notes") were convertible at the option of the holders, into 85.0 shares per $1,000 principal amount of 3.00% Convertible Notes, at $11.77 per share at any time prior to the close of business on November 14, 2016. $9.6 million principal amount of the 3.00% Convertible Notes were converted into 0.8 million shares of common stock.

(6)
The Company's 1.50% senior convertible fixed rate notes due November 2016 ("1.50% Convertible Notes") were convertible at the option of the holders, into 57.8 shares per $1,000 principal amount of 1.50% Convertible Notes, at $17.29 per share at any time prior to the close of business on November 14, 2016. None of the 1.50% Convertible Notes were converted into shares of common stock.

(7)	The Company can prepay these senior notes without penalty beginning August 1, 2017.

(8)	The Company can prepay these senior notes without penalty beginning January 1, 2018.

(9)	The Company can prepay these senior notes without penalty beginning July 1, 2018.

(10)	The Company can prepay these senior notes without penalty beginning July 1, 2020.

(11)	The Company capitalized interest relating to development activities of $5.8 million, $5.3 million and $4.9 million for the years ended December 31, 2016 2015 and 2014, respectively.

Schedule of future scheduled maturities of outstanding long-term debt obligations, net
As of December 31, 2016, future scheduled maturities of outstanding debt obligations are as follows ($ in thousands):

	Unsecured Debt	Secured Debt	Total
2017(1)	$924,722	$—	$924,722
2018	600,000	11,196	611,196
2019	770,000	29,191	799,191
2020	—	498,648	498,648
2021	275,000	119,860	394,860
Thereafter	100,000	89,740	189,740
Total principal maturities	2,669,722	748,635	3,418,357
Unamortized discounts and deferred financing costs, net	(18,426)	(10,023)	(28,449)
Total debt obligations, net	$2,651,296	$738,612	$3,389,908

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(1)
The Company has $924.7 million of debt obligations maturing in three separate tranches during 2017, and $311.2 million of other debt obligations maturing before the end of February 2018, as listed in the debt obligations table above. The Company's plans to satisfy these obligations primarily consist of accessing the debt and/or equity markets to obtain capital to satisfy the maturing obligations. In addition, management intends to execute on its business strategy of disposing of assets and selling interests in business lines as well as collecting loan repayments from borrowers to further generate available liquidity. Should these sources of capital not be sufficiently available, the Company will slow its pace of making new investments and will need to identify alternative sources of capital. As of February 23, 2017, the Company had approximately $710.7 million of cash and available capacity under existing borrowing arrangements.

Schedule of carrying value of encumbered assets by asset type
As of December 31, 2016 and 2015, the carrying value of the Company's encumbered and unencumbered assets by asset type are as follows ($ in thousands):

	As of December 31,
	2016		2015
	Encumbered Assets	Unencumbered Assets	Encumbered Assets	Unencumbered Assets
Real estate, net	$881,212	$506,062	$723,710	$767,065
Real estate available and held for sale	—	237,531	103,604	182,511
Land and development, net	35,165	910,400	17,714	984,249
Loans receivable and other lending investments, net(1)(2)	172,581	1,142,050	170,162	1,314,823
Other investments	—	214,406	22,352	231,820
Cash and other assets	—	590,299	—	962,782
Total	$1,088,958	$3,600,748	$1,037,542	$4,443,250
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(1)	As of December 31, 2016 and 2015, the amounts presented exclude general reserves for loan losses of $23.3 million and $36.0 million, respectively.

(2)	As of December 31, 2016 and 2015, the amounts presented exclude loan participations of $159.1 million and $153.0 million, respectively.